Income Taxes - Additional information (Details) - USD ($)			12 Months Ended			24 Months Ended
	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Sep. 30, 2017	May 31, 2013
Income Tax Rate Reconciliation
Tonnage tax included in operating expenses			$ 200,000	$ 200,000	$ 200,000
Valuation allowances			20,863,000	17,328,000		$ 20,863,000
Entrance tax			$ 295,000	357,000		295,000		$ 3,000,000.0
Entrance tax, annual decline in gain			20.00%
Deferred tax assets			$ 0			$ 0
Entrance tax payable			380,000	400,000	$ 600,000
Entrance tax payable				450,000
Ordinary income tax rate						22.00%
Income tax rate, deferred tax liabilities	22.00%	22.00%
Estimated income tax payable			100,000	100,000		$ 100,000
Entrance tax payable, current			80,000.00	90,000.00
Entrance tax payable, non current			300,000	360,000		300,000
Entrance tax payable related to acquisition							$ 100,000
Unrecognized tax benefits			0	0		0
Interest or penalties on tax return			$ 0	0		$ 0
Period for income tax returns			10 years
Minimum percentage of ownership/control required to constitute a related party			25.00%
KNOT [Member]
Income Tax Rate Reconciliation
Ownership interest in partnership			25.00%
UK tax
Income Tax Rate Reconciliation
Ordinary income tax rate			19.00%
Income tax expense			$ 10,233,000	$ 8,754,000